Derivative Instruments (Tables)	3 Months Ended
Mar. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of derivative instruments

(Dollars in thousands)	Notional Amount	Maturity	Received	Paid	Fair Value
Cash flow hedge:
Interest rate swap on FHLB advance	$25,000	4.7 years	0.20%	1.62%	$87

Schedule of interest rate swap transactions

(Dollars in thousands)	Notional Amount	Effective Date of Hedged Borrowing	Duration of Borrowing	Counterparty
Type of borrowing:
FHLB 90-day advance	$25,000	April 1, 2014	4.7 years	Bank of Montreal

Schedule of changes in the consolidated statements of comprehensive income related to interest rate derivatives designated as hedges of cash flows

(In thousands)	Three Months Ended March 31, 2014
Interest rate swap on FHLB advance:
Unrealized gain recognized in accumulated other comprehensive income	$87
Income tax expense on items recognized in accumulated other comprehensive income	(53)
Other comprehensive income	$34
Interest expense recognized on hedged FHLB advance	$—